FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2004

Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
	[  ]  is a restatement
	[  ]  adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Steven Charles Capital, Ltd.
Address:	One First Federal Plaza, Suite 1500
		Rochester, NY  14614-1917

13F File Number:  028-06415

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Martha Jo Pulver
Title:	Vice President/Chief Compliance Officer
Phone:	585-325-1870

Signature, Place and Date of Signing:

Martha Jo Pulver
Rochester, New York
May 6, 2004

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  50

Form 13F Information Table Value Total:  $140,285

List of Other Included Managers:  NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     2376    29017 SH       SOLE                    29017
Abbott Laboratories            COM              002824100     3250    79072 SH       SOLE                    79072
American Express Co.           COM              025816109     4002    77180 SH       SOLE                    77180
Amgen, Inc.                    COM              031162100     1090    18751 SH       SOLE                    18751
Applied Materials, Inc.        COM              038222105     3650   171100 SH       SOLE                   171100
Astoria Financial              COM              046265104     2803    73706 SH       SOLE                    73706
Automatic Data Processing, Inc COM              053015103     2600    61913 SH       SOLE                    61913
Berkshire Hathaway Cl. B       COM              084670207     6493     2087 SH       SOLE                     2087
Bristol-Myers Squibb Co.       COM              110122108     2744   113242 SH       SOLE                   113242
Campbell Soup Co.              COM              134429109     2924   107223 SH       SOLE                   107223
Cisco Systems, Inc.            COM              17275R102     4249   180284 SH       SOLE                   180284
Coca-Cola Co.                  COM              191216100     7601   151107 SH       SOLE                   151107
Colgate-Palmolive Co.          COM              194162103      369     6695 SH       SOLE                     6695
Costco Cos.                    COM              22160K105     3201    85100 SH       SOLE                    85100
D.R. Horton, Inc.              COM              23331A109     2593    73178 SH       SOLE                    73178
Dell, Inc.                     COM              24702R101     3818   113578 SH       SOLE                   113578
EMC Corporation                COM              268648102     1806   132675 SH       SOLE                   132675
Fidelity National Finance, Inc COM              316326107      200     5062 SH       SOLE                     5062
Gannett Co., Inc.              COM              364730101      907    10292 SH       SOLE                    10292
General Electric Co.           COM              369604103     3893   127545 SH       SOLE                   127545
Gillette Co.                   COM              375766102     5218   133465 SH       SOLE                   133465
Greenpoint Financial Corp.     COM              395384100     1180    27000 SH       SOLE                    27000
Home Depot, Inc.               COM              437076102     6251   167311 SH       SOLE                   167311
Intel Corp.                    COM              458140100     3092   113665 SH       SOLE                   113665
InterActiveCorp                COM              45840Q101     3792   119900 SH       SOLE                   119900
Johnson & Johnson, Inc.        COM              478160104     4274    84276 SH       SOLE                    84276
McDonalds Corp.                COM              580135101     4494   157295 SH       SOLE                   157295
McGraw-Hill, Inc.              COM              580645109     2601    34154 SH       SOLE                    34154
Medco Health Solutions, Inc.   COM              58405U102     2536    74574 SH       SOLE                    74574
Medtronic, Inc.                COM              585055106     1923    40282 SH       SOLE                    40282
Merck & Co., Inc.              COM              589331107     3055    69122 SH       SOLE                    69122
Microsoft Corp.                COM              594918104     3913   156964 SH       SOLE                   156964
Newell Rubbermaid Co.          COM              651229106      757    32609 SH       SOLE                    32609
Nokia Corp. ADS                COM              654902204      690    34033 SH       SOLE                    34033
Papa John's International      COM              698813102     2147    63600 SH       SOLE                    63600
Paychex, Inc.                  COM              704326107      879    24677 SH       SOLE                    24677
PepsiCo, Inc.                  COM              713448108     3222    59835 SH       SOLE                    59835
Pfizer, Inc.                   COM              717081103     2272    64822 SH       SOLE                    64822
Reader's Digest Assn., Inc.    COM              755267101     3783   268712 SH       SOLE                   268712
Sara Lee Corp.                 COM              803111103     2730   124900 SH       SOLE                   124900
Service Corp. Int'l            COM              817565104     1621   216950 SH       SOLE                   216950
Sony Corp. ADR                 COM              835699307     2918    69796 SH       SOLE                    69796
State Street Corp.             COM              857477103      934    17920 SH       SOLE                    17920
Sun Microsystems, Inc.         COM              866810104       53    12800 SH       SOLE                    12800
Symbol Technologies, Inc.      COM              871508107     1140    82642 SH       SOLE                    82642
Sysco Corp.                    COM              871829107     2795    71569 SH       SOLE                    71569
Time Warner, Inc.              COM              887317105     5076   301050 SH       SOLE                   301050
U.S. Bancorp                   COM              902973304     2183    78942 SH       SOLE                    78942
Washington Mutual, Inc.        COM              939322103     2525    59130 SH       SOLE                    59130
Waste Management, Inc.         COM              94106L109     1663    55113 SH       SOLE                    55113